Stockholders' Equity - Equity Incentive Plans - Stock options outstanding, vested and expected to vest and exercisable (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options Outstanding
Outstanding at beginning of period (in shares)	185,231	723,115	1,034,074
Outstanding at end of period (in shares)	2,101,760	185,231	723,115
Vested and expected to vest as of the ending date	2,101,760	185,231
Exercisable as of the ending date	268,236	146,053
Weighted Average Remaining Contractual Life (Years)
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 6 days	6 years 11 months 23 days	7 years 9 months 14 days
Vested and expected to vest as of the ending date	9 years 1 month 6 days	6 years 11 months 23 days
Exercisable as of the ending date	7 years 5 months 23 days	6 years 11 months 8 days
Weighted Average Exercise Price
Beginning balance	$ 6.25	$ 1.37	$ 0.81	$ 1.00
Outstanding at end of period (in USD per share)	6.25	1.37	$ 0.81
Vested and expected to vest as of the ending date	6.25	1.37
Exercisable as of the ending date	$ 3.40	$ 1.13
Outstanding at beginning of period	$ 980	$ 3,674
Outstanding at end of period	4,318	980	$ 3,674
Vested and expected to vest as of the ending date	4,318	980
Exercisable as of the ending date	1,315	807
Aggregate intrinsic value of stock options exercised	100	3,100	100
Aggregate fair value of stock options vested	$ 900	$ 600	$ 300